OTHER GAINS AND CHARGES (Tables)	12 Months Ended
Jun. 29, 2016
Disclosure Other Gains And Charges [Abstract]
Schedule Of Other Gains And Charges
Other gains and charges consist of the following (in thousands):

	2016	2015	2014
Restaurant impairment charges	$10,651	$2,255	$4,502
Restaurant closure charges	3,780	1,736	3,413
Severance and other benefits	3,304	1,182	2,140
Litigation	(3,191)	(2,753)	39,500
(Gain) loss on the sale of assets, net	(2,858)	1,093	(608)
Impairment of investment	1,000	0	0
Acquisition costs	700	1,100	0
Impairment of intangible assets	392	645	0
Other	3,402	(494)	277
	$17,180	$4,764	$49,224